LOANS - TROUBLED DEBT RESTRUCTURINGS BY ACCRUAL STATUS AND SPECIFIC RESERVES ALLOCATED (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Troubled Debt Restructurings
Troubled debt restructurings	$ 2,261	$ 2,463
Specific reserves allocated	(211)	(234)
Troubled debt restructurings, net	2,050	2,229
Additional loan commitments outstanding	$ 0	0
Period after which loans are returned to accrual status after a period of satisfactory payment performance	6 months
Accrual status
Troubled Debt Restructurings
Troubled debt restructurings	$ 1,880	1,431
Non-accrual status
Troubled Debt Restructurings
Troubled debt restructurings	$ 381	$ 1,032
Minimum
Troubled Debt Restructurings
Modifications involving reduction of stated interest rate of loan (as a percentage)	0.50%
Modifications in periods of extension of maturity date	10 months
Maximum
Troubled Debt Restructurings
Modifications involving reduction of stated interest rate of loan (as a percentage)	5.00%
Modifications in periods of extension of maturity date	378 months